ACCOUNTS RECEIVABLE, NET (Details Narrative) - Customer Concentration Risk [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue Benchmark [Member] | Four Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration percentage	81.00%
Revenue Benchmark [Member] | Three Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration percentage		68.50%
Accounts Receivable [Member] | Four Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration percentage	82.40%
Accounts Receivable [Member] | One Customer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration percentage		29.90%